Goodwill and intangible assets - Goodwill and intangible assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2018
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	£ 1,167	£ 894
Amortisation	25	64	£ 901
Goodwill
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	0	0
Present value of in-force long-term insurance business
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	1,076	811		£ 647
Capitalisation, intangible assets other than goodwill	79	67
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	91	83
Internally generated software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	87	77
Capitalisation, intangible assets other than goodwill	47	46
– impairment of other intangible assets	21	45
Amortisation	£ 34	£ 15